Assets Pledged and Received as Collateral	12 Months Ended
Dec. 31, 2017
Assets Pledged and Received as Collateral [Abstract]
Disclosure of Assets Pledged and Received as Collateral [text block]

Assets Pledged and Received as Collateral

The Group pledges assets primarily as collateral against secured funding and for repurchase agreements, securities borrowing agreements as well as other borrowing arrangements and for margining purposes on OTC derivative liabilities. Pledges are generally conducted under terms that are usual and customary for standard securitized borrowing contracts and other transactions described.

Carrying value of the Group’s assets pledged as collateral for liabilities or contingent liabilities1

in € m.	Dec 31, 2017	Dec 31, 2016 [2]
Financial assets at fair value through profit or loss	51,082	40,684
Financial assets available for sale	6,469	16,081
Loans	71,404	73,649
Other	417	376
Total	129,372	130,790

[1] Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.

[2] Prior period results have been restated due to a refined approach to determine assets pledged

Total assets pledged to creditors available for sale or repledge1

in € m.	Dec 31, 2017	Dec 31, 2016
Financial assets at fair value through profit or loss	55,882	51,397
Financial assets available for sale	0	13,814
Total	55,882	65,211

[1] Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.

[2] Prior period results have been restated due to a refined approach to determine assets pledged

The Group receives collateral primarily in reverse repurchase agreements, securities lending agreements, derivatives transactions, customer margin loans and other transactions. These transactions are generally conducted under terms that are usual and customary for standard secured lending activities and the other transactions described. The Group, as the secured party, has the right to sell or re-pledge such collateral, subject to the Group returning equivalent securities upon completion of the transaction. This right is used primarily to cover short sales, securities loaned and securities sold under repurchase agreements.

Fair Value of collateral received

in € m.	Dec 31, 2017	Dec 31, 2016 [1]
Securities and other financial assets accepted as collateral	365,492	310,272
thereof:
collateral sold or repledged	307,224	252,758

[1] Prior period results have been restated due to a refined approach to determine collateral received and collateral re-pledged